Accounting Standards	12 Months Ended
Dec. 31, 2016
Accounting Standards [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
Accounting Standards

Recently Adopted

In September 2015, the FASB issued an accounting standard update that eliminates the requirement to restate prior period financial statements for measurement period adjustments related to business combinations. This accounting standard update requires that the cumulative impact of a measurement period adjustment be recognized in the reporting period in which the adjustment is identified. The change was effective for interim and annual periods beginning after December 15, 2015. The Partnership recognized measurement period adjustments during the first and second quarters of 2016 on a cumulative prospective basis as additional analysis was completed on the preliminary purchase price allocation for the acquisition of MarkWest. See Notes 4 and 18 for further discussion and detail related to these measurement period adjustments.

In April 2015, the FASB issued an accounting standard update requiring that the earnings of transferred net assets prior to the dropdown date of the net assets to a master limited partnership be allocated entirely to the general partner when calculating earnings per unit under the two class method. Under this guidance, previously reported earnings per unit of the limited partners will not change as a result of a dropdown transaction. The change was effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2015. Retrospective application is required. The Partnership adopted this accounting standard update in the first quarter of 2016 and it did not have a material impact on the consolidated financial statements.

In April 2015, the FASB issued an accounting standard update clarifying whether a customer should account for a cloud computing arrangement as an acquisition of a software license or as a service arrangement by providing characteristics that a cloud computing arrangement must have in order to be accounted for as a software license acquisition. The change was effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2015. Retrospective or prospective application is allowed. The Partnership adopted this accounting standard update prospectively in the first quarter of 2016 and it did not have a material impact on the consolidated financial statements.

In February 2015, the FASB issued an accounting standard update making targeted changes to the current consolidation guidance. The accounting standard update changes the considerations related to substantive rights, related parties, and decision making fees when applying the VIE consolidation model and eliminates certain guidance for limited partnerships and similar entities under the voting interest consolidation model. The change was effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2015. The Partnership adopted this accounting standard update in the first quarter of 2016 and it did not have a material impact on the consolidated financial statements.

In August 2014, the FASB issued an accounting standard update requiring management to assess an entity’s ability to continue as a going concern and to provide related footnote disclosures in certain circumstances. Management is required to assess if there is substantial doubt about an entity’s ability to continue as a going concern within one year after the issuance of the financial statements. Disclosures are required if conditions give rise to substantial doubt and the type of disclosure is determined based on whether management’s plans will be able to alleviate the substantial doubt. The change was effective for the first fiscal period ending after December 15, 2016, and for fiscal periods and interim periods thereafter. The adoption of this accounting standard update in the fourth quarter of 2016 did not have a material impact on the Partnership’s disclosures.

Not Yet Adopted

In January 2017, the FASB issued an accounting standard update which simplifies the subsequent measurement of goodwill by eliminating Step 2 from the goodwill impairment test. Under the new guidance, the recognition of an impairment charge is calculated based on the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. The guidance should be applied on a prospective basis, and is effective for annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Partnership is in the process of determining the impact of the accounting standard update on the consolidated financial statements.

In January 2017, the FASB issued an accounting standard update to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The standard is intended to narrow the definition of a business by specifying the minimum inputs and processes and by narrowing the definition of outputs. The change is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The guidance will be applied prospectively and early adoption is permitted for certain transactions. The Partnership is in the process of determining the impact of the accounting standard update on the consolidated financial statements.

In November 2016, the FASB issued an accounting standard update requiring that the statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. The change is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, with early adoption permitted. Retrospective application is required. The application of this accounting standard update will not have a material impact on the Consolidated Statements of Cash Flows.

In October 2016, the FASB issued an accounting standard update to amend the consolidation guidance issued in February 2015 to require that a decision maker consider, in the determination of the primary beneficiary, its indirect interest in a VIE held by a related party that is under common control on a proportionate basis only. The change is effective for the financial statements for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years, with early adoption permitted. The Partnership is required to apply the standard retrospectively to January 1, 2016. The Partnership has analyzed the accounting standard update and does not expect an impact on the consolidated financial statements.

In August 2016, the FASB issued an accounting standard update related to the classification of certain cash flows. The accounting standard update provides specific guidance on eight cash flow classification issues, including debt prepayment or debt extinguishment costs and distributions received from equity method investees. The change is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, with early adoption permitted. The Partnership does not expect application of this accounting standard update to have a material impact on the Consolidated Statements of Cash Flows.

In June 2016, the FASB issued an accounting standard update related to the accounting for credit losses on certain financial instruments. The guidance requires that for most financial assets, losses are based on an expected loss approach which includes estimates of losses over the life of exposure that considers historical, current and forecasted information. Expanded disclosures related to the methods used to estimate the losses as well as a specific disaggregation of balances for financial assets are also required. The change is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Partnership does not expect application of this accounting standard update to have a material impact on the consolidated financial statements.

In March 2016, the FASB issued an accounting standard update on the accounting for employee share-based payments. This accounting standard update requires the recognition of income tax effects of awards through the income statement when awards vest or are settled. It will also increase the amount an employer can withhold for tax purposes without triggering liability accounting. Lastly, it allows employers to make a policy election to account for forfeitures as they occur. The changes are effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years, and early adoption is permitted. Under the new guidance, the Partnership intends to continue estimating forfeiture rates to calculate compensation cost. The application of this accounting standard update will not have a material impact on the Partnership’s consolidated financial statements.

In February 2016, the FASB issued an accounting standard update requiring lessees to record virtually all leases on their balance sheets. The accounting standard update also requires expanded disclosures to help financial statement users better understand the amount, timing and uncertainty of cash flows arising from leases. For lessors, this amended guidance modifies the classification criteria and the accounting for sales-type and direct financing leases. The change will be effective on a modified retrospective basis for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years, with early adoption permitted. The Partnership is currently evaluating the impact of this standard on our financial statements and disclosures, internal controls, and accounting policies. This evaluation process includes reviewing all forms of leases, performing a completeness assessment over the lease population and analyzing the practical expedients in order to determine the best path to implementation. The Partnership does not plan to early adopt the standard.

In January 2016, the FASB issued an accounting standard update requiring unconsolidated equity investments, not accounted for under the equity method, to be measured at fair value with changes in fair value recognized in net income. The accounting standard update also requires the use of the exit price notion when measuring the fair value of financial instruments for disclosure purposes and the separate presentation of financial assets and liabilities by measurement category and form on the balance sheet and accompanying notes. The accounting standard update eliminates the requirement to disclose the methods and assumptions used in estimating the fair value of financial instruments measured at amortized cost. Lastly, the accounting standard update requires separate presentation in other comprehensive income of the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when electing to measure the liability at fair value in accordance with the fair value option for financial instruments. The changes are effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2017. Early adoption is permitted only for guidance regarding presentation of the liability’s credit risk. The application of this accounting standard update will not have a material impact on the Partnership’s consolidated financial statements.

In May 2014, the FASB issued an initial accounting standard update for revenue recognition for contracts with customers. The guidance in the accounting standard update states that revenue is recognized when a customer obtains control of a good or service. Recognition of the revenue will involve a multiple step approach including identifying the contract, identifying the separate performance obligations, determining the transaction price, allocating the price to the performance obligations and then recognizing the revenue as the obligations are satisfied. Additional disclosures will be required to provide adequate information to understand the nature, amount, timing and uncertainty of reported revenues and revenues expected to be recognized. The change will be effective on a retrospective or modified retrospective basis for fiscal years beginning after December 15, 2017, and interim periods within those years, with early adoption permitted no earlier than January 1, 2017.

The Partnership is currently evaluating the impact of the revenue recognition standard on the Partnership’s financial statements and disclosures, internal controls, and accounting policies. This evaluation process includes a phased approach, the first phase of which includes reviewing a sample of our contracts and transaction types across our segments. The Partnership is currently in the process of completing this first phase and evaluating the methods of adoption.

Based on the results of the first phase assessment to date, the Partnership has reached tentative conclusions for some contract types and does not believe revenue recognition patterns for fee-based or percent-of-proceeds contracts will change materially. The Partnership is currently working to understand the accounting impact on keep-whole and percent-of-liquids agreements under the new standard, specifically related to the accounting for noncash consideration received in the form of a commodity product. The Partnership does expect certain amounts to be grossed up in revenue as a result of implementation. The Partnership continues to work through implementation efforts and will provide updates as qualitative and quantitative conclusions are reached throughout 2017.